Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 2.30		$ 0.61
Liability based restricted stock units transferred to equity	$ 36,912	$ 100	$ 800	$ 1,800
Performance and incentive pay plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of issued and outstanding shares of common stock					5.00%
Number of shares available for grant (in shares)	602,989		0		2,508,002
Performance and incentive pay plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, vested			$ 1,300	2,000
Stock based compensation expense			2,300	$ 2,400
Unrecognized compensation cost			$ 3,800
Unrecognized compensation cost, period for recognition			2 years 3 months 7 days
Performance and incentive pay plan | Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			2 years
Performance and incentive pay plan | Restricted stock units | Minimum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			2 years
Performance and incentive pay plan | Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Performance and incentive pay plan | Restricted stock units | Maximum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Performance and incentive pay plan | Performance shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years